Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Lightwave Logic, Inc.
Entity Central Index Key	0001325964
Document Type	POS AM
Document Period End Date	Dec. 31, 2016
Amendment Flag	true
Entity Filer Category	Smaller Reporting Company
Amendment Description

Lightwave Logic, Inc. (the “Company”) previously filed a Registration Statement on Form S-1 (File No. 333- 206059) with the U.S. Securities and Exchange Commission (the “SEC”) on August 3, 2015 which was declared effective by the SEC on August 11, 2015, which was subsequently amended by Post-Effective Amendment No. 1, which was filed with the SEC on June 7, 2016 and declared effective on June 29, 2016 (the “Existing Registration Statement”). The Existing Registration Statement registered for resale of up to 4,102,974 shares of the Company’s common stock by selling securityholders. Of the shares of common stock being offered by the selling securityholders, 2,816,199 shares been previously issued pursuant to private placement and 2,816,199 shares are issuable upon the exercise of warrants held by the selling securityholders which were issued to the selling securityholders pursuant to the private placement.

On June 15, 2015, the Company completed the private placement offering solely to accredited investors of units, with each unit consisting of 147,060 shares of common stock and a warrant to purchase 73,530 shares of common stock at $0.85 per share and 73,530 shares of common stock at $1.02 per share, for $100,000 per unit, or approximately $0.68 per share of common stock. In total, the Company sold 19.15 units for total proceeds to the Company in the offering equal to $1,915,000.

As of the date of this prospectus, the selling securityholders have sold 1,529,424 shares under the Existing Registration Statement, for which we have not received any proceeds. However, we may receive up to $2,633,146 from the exercise by the selling securityholders of 2,816,199 warrants (i.e., 1,408,102 warrants exercisable at $0.85 per share and 1,408,097 warrants exercisable at $1.02 per share), which remain outstanding as of the date of this prospectus.

This Registration Statement constitutes Post-Effective Amendment No. 2 to the Existing Registration Statement and is being filed to update, among other things, the Company’s audited financial statements for the fiscal years ended December 31, 2016 and 2015, pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended and to reflect all sales of the Company’s securities that have been made by the selling securityholders under the Existing Registration Statement as of the date hereof.